Share-based payments	12 Months Ended
Sep. 30, 2020
Share-based payments
Share-based payments

16.  Share-based payments

The Company has share option schemes for employees of the Company. Options are exercisable at the price agreed at the time of the issue of the share option. The vesting periods are consistent between employees. Options are typically forfeited if the employee leaves the Company before the options vest. Details of the share options granted during the period are as follows:

Nine months
	Year ended		ended
	30 September		30 September
	2020		2019
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	exercise
	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	72,700	0.0001	8,700	0.0001
Granted during the period	88,550	0.0001	64,000	0.0001
Forfeited/lapsed during the period	—	—	—	—
Exercised during the period	—	—	—	—
Outstanding at end of period	161,250	0.0001	72,700	0.0001
Exercisable at end of period	—		—

The options outstanding at 30 September 2020 had a weighted average exercise price of £0.01 pence, and a weighted average remaining contractual life of 4 years. Volatility is based on management’s best estimate given that no historical share price is available. The inputs into the Black-Scholes model are as follows:

	2020	2019
Weighted average share price (£)	3.30	2.95
Weighted average exercise price (£)	0.0001	0.0001
Expected volatility	50%	50%
Expected life	5 years	5 years
Risk-free rate	0.1%	0.1%
Expected dividend yield	0%	0%

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
Share option charge included in administrative expenses	95,331	8,945
	95,331	8,945